Segment Information	12 Months Ended
Mar. 31, 2026
TextBlock1 [Abstract]
Segment Information
(4) Segment Information
Based on Honda’s organizational structure and characteristics of products and services, Honda discloses segment information in four categories: Reportable segments of Motorcycle business, Automobile business and Financial services business, and other segments that are not reportable. The other segments are combined and disclosed in Power products and other businesses. Segment information is based on the components of Honda for which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The accounting policies used for segment information are consistent with the accounting policies used in the Company’s consolidated financial statements.
Principal products and services, and functions of each segment are as follows:

Segment	Principal products and services	Functions
Motorcycle Business	Motorcycles, all-terrain vehicles (ATVs), side-by-sides (SxS) and relevant parts	Research and development Manufacturing Sales and related services

Automobile Business	Automobiles and relevant parts	Research and development Manufacturing Sales and related services

Financial Services Business	Financial services	Retail loan and lease related to Honda products Others

Power Products and Other Businesses	Power products and relevant parts, and others	Research and development Manufacturing Sales and related services Others

(a) Segment Information
Segment information as of and for the years ended March 31, 2024, 2025 and 2026 is as follows:
As of and for the year ended March 31, 2024

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Products and Other Businesses	Segment Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥3,220,168	¥13,567,565	¥3,248,808	¥392,261	¥20,428,802	¥—	¥20,428,802
Intersegment	—	223,950	2,976	30,068	256,994	(256,994)	—

Total	3,220,168	13,791,515	3,251,784	422,329	20,685,796	(256,994)	20,428,802

Segment profit (loss)	¥556,232	¥560,649	¥273,978	¥(8,882)	¥1,381,977	¥—	¥1,381,977

Share of profit (loss) of investments accounted for using the equity method	¥53,843	¥55,392	¥—	¥1,582	¥110,817	¥—	¥110,817
Segment assets	2,047,270	11,690,446	14,118,371	585,301	28,441,388	1,332,762	29,774,150
Investments accounted for using the equity method	119,598	1,076,481	—	10,889	1,206,968	—	1,206,968
Depreciation and amortization	72,590	655,250	834,246	17,400	1,579,486	—	1,579,486
Capital expenditures	74,006	598,475	2,451,930	16,768	3,141,179	—	3,141,179
Impairment losses on non-financial assets	33	44,652	14,646	61	59,392	—	59,392
Provision (reversal) for credit and lease residual losses on receivables from financial services	—	—	50,057	—	50,057	—	50,057
As of and for the year ended March 31, 2025

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Products and Other Businesses	Segment Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥3,626,603	¥14,169,240	¥3,507,766	¥385,158	¥21,688,767	¥—	¥21,688,767
Intersegment	—	298,616	4,457	29,452	332,525	(332,525)	—

Total	3,626,603	14,467,856	3,512,223	414,610	22,021,292	(332,525)	21,688,767

Segment profit (loss)	¥663,443	¥243,853	¥315,634	¥(9,444)	¥1,213,486	¥—	¥1,213,486

Share of profit (loss) of investments accounted for using the equity method	¥59,060	¥(59,867)	¥—	¥1,789	¥982	¥—	¥982
Segment assets	2,248,809	11,874,764	15,713,348	576,347	30,413,268	362,599	30,775,867
Investments accounted for using the equity method	107,889	1,117,102	—	17,623	1,242,614	—	1,242,614
Depreciation and amortization	72,443	642,506	881,500	16,356	1,612,805	—	1,612,805
Capital expenditures	94,688	797,831	3,125,821	18,468	4,036,808	—	4,036,808
Impairment losses on non-financial assets	99	18,477	20,660	69	39,305	—	39,305
Provision (reversal) for credit and lease residual losses on receivables from financial services	—	—	70,963	—	70,963	—	70,963

As of and for the year ended March 31, 2026

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Products and Other Businesses	Segment Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥4,018,837	¥13,863,362	¥3,529,484	¥384,927	¥21,796,610	¥—	¥21,796,610
Intersegment	—	303,548	3,259	35,449	342,256	(342,256)	—

Total	4,018,837	14,166,910	3,532,743	420,376	22,138,866	(342,256)	21,796,610

Segment profit (loss)	¥731,926	¥(1,411,140)	¥275,532	¥(10,664)	¥(414,346)	¥—	¥(414,346)

Share of profit (loss) of investments accounted for using the equity method	¥65,206	¥(228,369)	¥—	¥1,083	¥(162,080)	¥—	¥(162,080)
Segment assets	2,713,735	12,484,767	17,282,581	593,582	33,074,665	434,620	33,509,285
Investments accounted for using the equity method	106,438	1,005,559	—	16,121	1,128,118	—	1,128,118
Depreciation and amortization	74,343	601,267	958,880	16,055	1,650,545	—	1,650,545
Capital expenditures	135,989	879,031	2,766,150	23,539	3,804,709	—	3,804,709
Impairment losses on non-financial assets	95	605,150	81,833	4,928	692,006	—	692,006
Provision (reversal) for credit and lease residual losses on receivables from financial services	—	—	87,920	—	87,920	—	87,920

Explanatory notes:

1.
Segment profit (loss) of each segment is measured in a consistent manner with consolidated operating profit (loss), which is profit (loss) before income taxes before share of profit (loss) of investments accounted for using the equity method and finance income and finance costs. Expenses not directly associated with specific segments are allocated based on the most reasonable measures applicable.

2.
Segment assets of each segment are defined as total assets including investments accounted for using the equity method, derivatives, and deferred tax assets. Segment assets are based on those directly associated with each segment and those not directly associated with specific segments are allocated based on the most reasonable measures applicable except for the corporate assets described below.

3.	Intersegment sales revenues are generally made at values that approximate arm’s-length prices.
4.
Reconciling items include elimination of intersegment transactions and balances as well as unallocated corporate assets. Unallocated corporate assets, included in reconciling items as of March 31, 2024, 2025 and 2026 amounted to ¥1,573,834 million, ¥979,954 million and ¥
976,245
million, respectively, which consist primarily of the Company’s cash and cash equivalents and financial assets measured at fair value through other comprehensive income.

5.
Provisions for product warranties accrued for the years ended March 31, 2024, 2025 and 2026 are ¥536,590 million, ¥454,502 million and ¥
319,613
million, respectively. These are mainly included in Automobile business.

6.
The amounts of write-down of inventories recognized as an expense for the years ended March 31, 2024, 2025 and 2026 are ¥12,220 million, ¥120,919 million and ¥
49,804
million respectively. These are mainly included in Automobile business.

7.	Right-of-use assets are not included in Capital expenditures.
8.
The assets and liabilities related to a group of subsidiaries primarily engaged in the manufacture and sale of automobile parts are classified as held for sale as a disposal group in accordance with IFRS 5, “Non-current Assets Held for Sale and Discontinued Operations,” for the year ended March 31, 2026. Accordingly, an impairment loss of ¥48,328 million is recognized in cost of sales in the consolidated statements of income for the year ended March 31, 2026. The disposal group is mainly attributable to the Automobile business. The carrying amount of the assets classified as part of the disposal group after the recognition of the impairment loss amounts to ¥106,097 million as of March 31, 2026 and is included in “Other current assets” in the consolidated statements of financial position. In addition, the carrying amount of the liabilities classified as part of the disposal group is included in “Other current liabilities” in the consolidated statements of financial position and is immaterial. The balances of each class of assets and liabilities included in the disposal group are individually immaterial and have been omitted.

(b) Product or Service Groups Information
Sales revenue by product or service groups of Honda for the years ended March 31, 2024, 2025 and 2026 is as follows:

	Yen (millions)
	2024	2025	2026
Motorcycles, all-terrain vehicles (ATVs), side-by-sides (SxS) and relevant parts	¥3,220,168	¥3,626,603	¥4,018,837
Automobiles and relevant parts	15,227,546	15,818,947	15,327,187
Financial services	1,588,827	1,858,059	2,065,659
Power products and relevant parts	292,563	285,253	281,311
Others	99,698	99,905	103,616

Total	¥20,428,802	¥21,688,767	¥21,796,610

(c) Geographical Information
The sales revenue and carrying amounts of
non-current
assets other than financial instruments, deferred tax assets and net defined benefit assets based on the location of the Company and its subsidiaries as of and for the years ended March 31, 2024, 2025 and 2026 are as follows:
As of and for the year ended March 31, 2024

	Yen (millions)
	Japan	United States	Other Countries	Total
Sales revenue	¥2,634,505	¥10,343,985	¥7,450,312	¥20,428,802
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	¥3,054,330	¥4,914,193	¥1,822,125	¥9,790,648
As of and for the year ended March 31, 2025

	Yen (millions)
	Japan	United States	Other Countries	Total
Sales revenue	¥2,845,609	¥11,388,564	¥7,454,594	¥21,688,767
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	¥3,329,692	¥5,441,006	¥1,699,183	¥10,469,881
As of and for the year ended March 31, 2026

	Yen (millions)
	Japan	United States	Other Countries	Total
Sales revenue	¥2,882,484	¥11,160,904	¥7,753,222	¥21,796,610
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	¥3,212,461	¥5,834,391	¥1,722,783	¥10,769,635

(d) Impact on Automobile business due to changes in the EV market environment
The Company has been promoting initiatives toward electrification of its automobile business with the aim of achieving carbon neutrality for all products and corporate activities Honda is involved in by 2050. However, the business environment surrounding the Company has been changing rapidly, and the outlook remains uncertain. In the United States, the expansion of the EV market has slowed due to revisions to EV incentives and the easing of fossil fuel regulations, resulting in impacts such as a decrease in EV sales volume and an increase in sales incentives. Given the changes in the market environment, as part of the revision of its product launch plans, the Company decided during the year ended March 31, 2026 to cancel the launch and development of a certain EV model, and to discontinue production or reduce production volume for EV models jointly developed under a certain alliance agreement. Furthermore, on March 12, 2026, the Company reassessed its automobile electrification strategy and made additional decisions, including the cancellation of development and market launch of certain EV models that had been planned for production in North America. In addition, for certain EV models jointly developed with a joint venture of the Company and scheduled to be manufactured by the Company’s subsidiary in North America, the joint venture decided to cancel their development and market launch. In China, while the EV market continues to grow, competition has intensified due to the rapid emergence of new EV manufacturers. Under such a challenging and competitive environment, the Company has also revised its product launch plans for certain EV models.
As a result, for the year ended March 31, 2026, the Company and its certain consolidated subsidiaries recognized losses and expenses of ¥1,047,918 million in cost of sales, ¥7,889 million in selling, general and administrative expenses, ¥397,870 million in research and development expenses, and ¥124,128 million in share of profit (loss) of investments accounted for using the equity method in the consolidated statements of income. These losses and expenses are included in Automobile business. The breakdown of these losses and expenses is as follows.
Impairment losses and losses on disposal of non-financial assets
Impairment losses (¥521,377 million) and losses on disposal (¥331,426 million) of non-financial assets mainly consist of the following items and are recorded in cost of sales of ¥454,933 million and research and development expenses of ¥397,870 million in the consolidated statements of income for the year ended March 31, 2026.

-
Impairment losses (¥521,377 million): Impairment losses mainly on property, plant and equipment and other non-current assets (including manufacturing equipment) related to EV models in North America for which the Company decided to discontinue production or cancel development and market launch, as well as impairment losses on intangible assets (capitalized development costs) related to EV models discontinued in North America and certain EV models in China. The recoverable amount of these non-financial assets is measured at fair value less costs of disposal; however, as the assets cannot be practically sold or repurposed, the Company assessed the fair value less costs of disposal as zero. A Level 3 fair value hierarchy is assigned since observable inputs are not available.

-
Losses on disposal (¥331,426 million): Losses resulting from derecognition of intangible assets (capitalized development costs) related to EV models in North America for which development was canceled prior to market launch.

For the year ended March 31, 2026, the Company reached an agreement with the counterparty sharing control of the joint venture regarding compensation for the expenditures incurred by the Company’s consolidated subsidiary in North America, including investments in dedicated production equipment for EV models for which the joint venture decided to cancel development and market launch. Pursuant to the agreement, the Company’s consolidated subsidiary in North America recognized the compensation from the joint venture amounting to ¥66,492 million, in other receivables, which is presented within trade receivables in the consolidated statements of financial position and is included in cost of sales in the consolidated statements of income. In addition, the reimbursement costs recognized by the joint venture are included in the share of profit (loss) of investments accounted for using the equity method.
Share of profit (loss) of investments accounted for using the equity method
Share of profit (loss) of investments accounted for using the equity method (¥124,128 million) includes, in addition to the reimbursement costs recognized by the joint venture described above, impairment losses of ¥90,882 million on investments accounted for using the equity method related to certain joint ventures in China.
Provisions for EV-related losses
Provisions for EV-related losses include provisions recognized due to changes in the EV market environment and the reassessment of the automobile electrification strategy. Additional provisions (¥667,366 million) mainly consist of the following items:

-
Additional provisions of ¥106,296 million were recognized for an onerous contract under the alliance agreement, primarily due to a shift in the United States government policy, including the imposition of tariffs, the elimination of tax incentives for EV purchases, and the easing of emissions regulations, as well as a reduction in production volume, which resulted in decreased economic benefits and increased costs.

-
Additional provisions of ¥561,070 million were recognized for losses or expenses arising from contracts entered into with other parties in relation to EV models, including compensation related to alliance agreements and contracts for parts supply and procurement.

For information on subsequent event related to the reassessment of the automobile electrification strategy, see note 31.